Accrued Expenses and Other Current Liabilities (Details) - Schedule of Outstanding Accrued Expenses and Other Current Liabilities ¥ in Thousands, $ in Thousands		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Outstanding Accrued Expenses and Other Current Liabilities [Abstract]
Accrued employee payroll and welfare benefits		¥ 75,686		¥ 128,097
Other accrued expense		72,846		23,501
Other tax payable		21,201		18,640
Refund liability	[1]	19,282		513
Others		1,493		409
Total accrued expenses and other current liabilities		¥ 190,508	$ 26,215	¥ 171,160

[1]	Refund liability represents the estimated amounts of consideration collected by the Group which it expects to refund to its customers according to refund policy as described in Note 2(v).